Income taxes (Summary of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income taxes [Abstract]
Net operating losses carry forwards	$ 28,617	$ 26,052
Provisions for employee rights and other temporary differences	70	170
Deferred tax assets before valuation allowance	28,687	26,222
Valuation allowance	(28,687)	(26,222)
Deferred tax assets
Deferred tax liability		(425)
Deferred tax assets (liability), net		$ (425)